Investments accounted for using the equity method - Financial information of associates (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Results of operations:
Revenue	¥ 206,798,631	¥ 192,379,918	¥ 140,791,683
Income (loss) from operations	1,942,439	(2,838,457)	(17,701,534)
Profit (loss) for the year	1,274,788	(4,752,429)	(11,742,898)
Balance sheet data:
Current assets	69,909,439	65,475,200	51,052,061	¥ 68,765,864
Noncurrent assets	73,983,892	78,603,823	80,526,834	84,640,563
Current liabilities	43,440,006	42,390,909	27,837,455	36,738,951
Noncurrent liabilities	1,751,346	2,286,495	1,540,104	¥ 3,128,600
Aggregated individually immaterial associates
Results of operations:
Revenue	2,007,293	1,568,858	979,427
Gross profit (loss)	126,186	87,365	124,791
Income (loss) from operations	(547,783)	(467,524)	(761,410)
Profit (loss) for the year	(549,828)	(460,296)	(1,782,597)
Balance sheet data:
Current assets	3,383,907	2,381,117	1,954,513
Noncurrent assets	3,042,236	3,940,619	3,205,006
Current liabilities	1,971,865	2,042,425	1,716,515
Noncurrent liabilities	¥ 2,830,518	¥ 2,352,201	¥ 1,563,987